Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]	Note 20 - Subsequent Events The company has evaluated subsequent events through the issuance of the consolidated financial statements and no subsequent event is identified.
Note 20 - Subsequent Events

The Company has evaluated events that occurred subsequent to December 31, 2011, and through the date these financial statements were issued to determine if they require potential adjustment or additional disclosure.

On January 13, 2012, the Company completed a private placement pursuant to which it sold 517,000 units, each such unit consisting of 1 share of the Company’s common stock and a warrant to purchase 15% of 1 share of the Company’s common stock, at $4.00 per unit for gross proceeds of $2.07 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 77,550 shares of the Company’s common stock at $4.50 per share. The Company may call the warrants at $5.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00. The Company also issued the placement agent in the private placement warrants to purchase 77,550 shares of the Company’s common stock under the same terms and conditions as the warrants issued to investors in the private placement. In connection with the financing, the Company paid $0.21 million in placement agent fees and $0.11 million of legal and other related cost.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 67%, risk-free interest rate of 0.34% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $131,310, and the fair value of the warrants issued to the placement agent at grant date was $131,310.